Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (22,816)	$ (13,240)	$ 8,550	$ (40,102)	$ (58,038)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	72,373	73,873	299,639	312,703	336,725
Non-cash equity based compensation	2,612	2,132	11,650	17,839	12,462
Amortization included in interest expense	4,497	4,534	18,517	16,934	19,442
Gain on disposition of assets and investments	(936)	(6,447)	(10,548)	(4,900)	(6,869)
Loss (gain) on extinguishment of debt	29,972		677	17,398	(3,320)
Deferred tax expense (benefit)	(21,664)	(5,275)	3,702	(24,588)	(20,120)
Provision for doubtful accounts	963	1,175	7,591	8,736	12,663
(Increase) decrease in:
Receivables	1,412	(4,281)	(14,622)	(4,539)	(2,083)
Prepaid expenses	(18,886)	(18,736)	1,201	2,581	5,959
Other assets	(6,759)	(2,097)	(1,863)	30,723	(15,064)
Increase (decrease) in:
Trade accounts payable	(503)	106	(489)	2,460	(4,383)
Accrued expenses	(5,664)	(8,794)	(630)	(275)	9,676
Other liabilities	2,101	2,876	(4,554)	(12,150)	6,693
Net cash provided by operating activities	36,702	25,826	318,821	322,820	293,743
Cash flows from investing activities:
Acquisitions	(6,083)	(6,742)	(23,497)	(6,703)	(4,457)
Capital expenditures	(19,747)	(28,813)	(107,070)	(43,452)	(38,815)
Decrease in notes receivable			166	240	168
Proceeds from disposition of assets and investments	1,750	7,072	13,146	8,435	14,065
Payments received on notes receivable	40	148
Net cash used in investing activities	(24,040)	(28,335)	(117,255)	(41,480)	(29,039)
Cash flows from financing activities:
Cash used for purchase of treasury stock	(869)	(3,481)	(3,481)	(1,629)	(44)
Net proceeds from issuance of common stock	2,596	1,522	5,457	10,160	4,840
Net payments under credit agreement			(213,866)	(290,309)	(198,701)
Payments on convertible notes				(3,402)	(269,087)
Principal payments on long-term debt	(22)	(54,955)
Payment on senior subordinated notes	(598,181)		(47,187)	(389,647)
Proceeds received from note offering	500,000			400,000	314,927
Proceeds received from senior credit facility term loan	100,000			5,360
Debt issuance costs	(14,028)			(32,597)	(19,919)
Dividends	(91)	(91)	(365)	(365)	(365)
Net cash used in financing activities	(10,595)	(57,005)	(259,442)	(302,429)	(168,349)
Effect of exchange rate changes in cash and cash equivalents	295	276	(300)	515	1,759
Net increase (decrease) in cash and cash equivalents	2,362	(59,238)	(58,176)	(20,574)	98,114
Cash and cash equivalents at beginning of period	33,503	91,679	91,679	112,253	14,139
Cash and cash equivalents at end of period	35,865	32,441	33,503	91,679	112,253
Supplemental disclosures of cash flow information:
Cash paid for interest	33,374	37,494	153,800	176,427	169,703
Cash paid for foreign, state and federal income taxes	1,125	739	2,651	3,496	3,314
LAMAR MEDIA CORP
Cash flows from operating activities:
Net income (loss)	(22,825)	(13,164)	8,612	(40,198)	(55,823)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	72,373	73,873	299,639	312,703	336,725
Non-cash equity based compensation	2,612	2,132	11,650	17,839	12,462
Amortization included in interest expense	4,497	4,534	18,517	16,836	14,312
Gain on disposition of assets and investments	(936)	(6,447)	(10,548)	(4,900)	(6,869)
Loss (gain) on extinguishment of debt	29,972		677	17,402
Deferred tax expense (benefit)	(21,563)	(5,293)	3,997	(24,384)	(20,602)
Provision for doubtful accounts	963	1,175	7,591	8,736	12,663
(Increase) decrease in:
Receivables	1,412	(4,281)	(14,622)	(4,539)	(2,083)
Prepaid expenses	(18,886)	(18,736)	1,201	2,581	5,959
Other assets	(6,759)	(2,083)	(1,863)	30,777	(14,628)
Increase (decrease) in:
Trade accounts payable	(503)	106	(489)	2,460	1,508
Accrued expenses	(5,664)	(8,794)	(630)	(275)	9,677
Other liabilities	(976)	3,296	(13,384)	(29,974)	(738)
Net cash provided by operating activities	33,717	26,318	310,348	305,064	292,563
Cash flows from investing activities:
Acquisitions	(6,083)	(6,742)	(23,497)	(6,703)	(4,457)
Capital expenditures	(19,747)	(28,813)	(107,070)	(43,452)	(38,815)
Decrease in notes receivable			166	240	168
Proceeds from disposition of assets and investments	1,750	7,072	13,146	8,435	14,065
Payments received on notes receivable	40	148
Net cash used in investing activities	(24,040)	(28,335)	(117,255)	(41,480)	(29,039)
Cash flows from financing activities:
Net payments under credit agreement			(213,866)	(290,309)	(198,701)
Principal payments on long-term debt	(22)	(54,955)
Payment on senior subordinated notes	(598,181)		(47,187)	(389,647)
Proceeds received from note offering	500,000			400,000	314,927
Proceeds received from senior credit facility term loan	100,000			5,360
Payment on mirror note					(287,500)
Debt issuance costs	(14,028)			(32,597)	(19,919)
Dividend to parent	(960)	(3,481)	(3,481)	(1,629)	(225)
Contributions from parent	5,207	3,653	16,553	27,982	17,302
Net cash used in financing activities	(7,984)	(54,783)	(247,981)	(280,840)	(174,116)
Effect of exchange rate changes in cash and cash equivalents	295	276	(300)	515	1,759
Net increase (decrease) in cash and cash equivalents	1,988	(56,524)	(55,188)	(16,741)	91,167
Cash and cash equivalents at beginning of period	33,377	88,565	88,565	105,306	14,139
Cash and cash equivalents at end of period	35,365	32,041	33,377	88,565	105,306
Supplemental disclosures of cash flow information:
Cash paid for interest	33,374	37,494	153,800	176,352	169,703
Cash paid for foreign, state and federal income taxes	$ 1,125	$ 739	$ 2,651	$ 3,496	$ 3,314